22. Provision for contingencies (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
ProvisionForContingenciesLineItems [Line Items]
Guarantees	R$ 11,935	R$ 11,024
Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	10,755	10,005
Labor [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	613	539
Civil and other [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	567	480
Property and equipment [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	742	854
Property and equipment [member] | Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	733	843
Property and equipment [member] | Labor [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees
Property and equipment [member] | Civil and other [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	9	11
Letter of guarantee [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	11,193	10,170
Letter of guarantee [member] | Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	10,022	9,162
Letter of guarantee [member] | Labor [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	613	539
Letter of guarantee [member] | Civil and other [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	R$ 558	R$ 469